The Arbitrage Funds

July 1, 2013

Supplement to the Prospectus

dated October 1, 2012

THIS SUPPLEMENT IS FOR THE ARBITRAGE EVENT-DRIVEN FUND ONLY

Effective immediately, the following change is made:

The following replaces the first sentence under the heading “Average Annual Total Returns for Periods Ended December 31, 2011” for The Arbitrage Event-Driven Fund only:

The table below shows how the Fund’s average annual total returns for Class R shares and Class I shares compare with those of the Barclays Capital U.S. Aggregate Bond Index.

Please retain this Supplement for future reference.